Dividend Performers ETF
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Building Materials - 2.3%
Apogee Enterprises, Inc.	8,914	$423,148

Chemicals - 2.1%
The Sherwin-Williams Co. (a)	1,494	396,687

Commercial Services - 7.9%
ABM Industries, Inc. (a)	7,860	335,229
Automatic Data Processing, Inc.	1,615	354,961
Booz Allen Hamilton Holdings Corp.	3,754	418,946
Cintas Corp. (a)	737	366,348
		1,475,484
Computers - 4.1%
Accenture PLC - Class A (a)(b)	1,210	373,382
Apple, Inc.	1,986	385,224
		758,606
Distribution & Wholesale - 4.1%
Fastenal Co. (a)	6,297	371,460
WW Grainger, Inc. (a)	512	403,758
		775,218
Diversified Financial Services - 1.9%
SEI Investments Co.	5,958	355,216

Electrical Components & Equipment - 2.0%
Emerson Electric Co. (a)	4,226	381,988

Electronics - 7.7%
Agilent Technologies, Inc.	4,568	388,052
Amphenol Corp. - Class A	2,699	324,555
Brady Corp. - Class A	6,657	316,673
Hubbell, Inc. (a)	1,240	411,134
		1,440,414
Food - 1.8%
The Kroger Co.	7,051	331,397

Hand & Machine Tools - 4.2%
Lincoln Electric Holdings, Inc. (a)	2,041	405,404
Snap-on, Inc. (a)	1,331	383,581
		788,985
Healthcare - Products - 3.9%
Abbott Laboratories (a)	3,207	349,627
Stryker Corp.	1,219	371,905
		721,532
Healthcare - Services - 7.2%
Chemed Corp.	649	351,544
Elevance Health, Inc.	764	339,438
Humana, Inc.	677	302,707
UnitedHealth Group, Inc. (a)	726	348,945
		1,342,634
Insurance - 7.5%
Globe Life, Inc.	3,194	350,126
Marsh & McLennan Cos., Inc.	1,939	364,687
The Hartford Financial Services Group, Inc.	4,883	351,674
The Travelers Cos., Inc.	1,893	328,738
		1,395,225
Machinery - Diversified - 6.2%
Applied Industrial Technologies, Inc. (a)	2,672	386,986
Dover Corp. (a)	2,470	364,695
Rockwell Automation, Inc.	1,237	407,530
		1,159,211
Miscellaneous Manufacturing - 7.9%
A. O. Smith Corp.	5,084	370,013
Donaldson Co., Inc. (a)	5,416	338,554
Eaton Corp PLC (a)(b)	1,992	400,591
Hillenbrand, Inc.	7,169	367,626
		1,476,784
Pharmaceuticals - 8.0%
AmerisourceBergen Corp. (a)	1,990	382,936
Cardinal Health, Inc.	4,048	382,819
Johnson & Johnson (a)	2,186	361,827
McKesson Corp. (a)	874	373,469
		1,501,051
Retail - 5.9%
Genuine Parts Co. (a)	2,116	358,091
Lowe's Cos., Inc.	1,178	365,934
The Home Depot, Inc.	1,663	375,339
		1,099,364
Semiconductors - 2.4%
Broadcom, Inc. (a)	513	444,992

Software - 3.9%
Microsoft Corp.	1,092	371,870
Paychex, Inc. (a)	3,202	358,208
		730,078
Telecommunications - 3.8%
Cisco Systems, Inc.	7,216	373,356
Motorola Solutions, Inc.	1,173	344,017
		717,373
Transportation - 3.9%
CSX Corp.	10,765	367,086
United Parcel Service, Inc. - Class B	2,034	364,594
		731,680
TOTAL COMMON STOCKS (Cost $15,748,486)		18,447,067

MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 5.01% (d)	103,472	103,472
TOTAL MONEY MARKET FUNDS (Cost $103,472)		103,472

	Number of
	Contracts (c)		Notional Value
PURCHASED OPTIONS - 0.0% (f)
PURCHASED PUT OPTIONS - 0.0% (f)
CBOE Mini S&P 500 Index
Expiration: July 2023, Exercise Price: $340 (e)	129	451	$4,386,000
Expiration: July 2023, Exercise Price: $355 (e)	140	1,680	4,970,000
Expiration: August 2023, Exercise Price: $360 (e)	158	3,792	5,688,000
TOTAL PURCHASED OPTIONS (Cost $11,330)		5,923

TOTAL INVESTMENTS (Cost $15,863,288) - 99.3%		18,556,462
Other Assets and Liabilities, net - 0.7%		129,358
NET ASSETS - 100.0%		$18,685,820

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
PLC Public Limited Company
(a) A portion or all of the security has been segregated or earmarked as collateral for written options. As of June 30, 2023, the value of these securities amounts to $7,306,493 or 39.1% of net assets.

(b) Foreign issued security.
(c) Each contract has a multiplier of 100.
(d) The rate shown is the seven-day yield at period end.
(e) Held in connection with a written option, see Schedule of Written Options for more detail.
(f) Less than 0.05%.

Dividend Performers ETF
Schedule of Written Options
June 30, 2023 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.2)%
WRITTEN PUT OPTIONS - (0.2)%
CBOE Mini S&P 500 Index
Expiration: July 2023, Exercise Price: $405	129	$2,193	$5,224,500
Expiration: July 2023, Exercise Price: $420	140	12,180	5,880,000
Expiration: August 2023, Exercise Price: $418	158	22,357	6,604,400
TOTAL WRITTEN OPTIONS (Premiums Received $99,337)		$36,730

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange

(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$18,447,067	$-	$-	$18,447,067
Money Market Funds	103,472	-	-	103,472
Purchased Options	-	5,923	-	5,923
Total Investments - Assets	$18,550,539	$5,923	$-	$18,556,462

Other Financial Instruments - Liabilities:
Written Put Options	$-	$36,730	$-	$36,730
* See the Schedule of Investments for industry classifications.